IFRS 7 Disclosure - Credit and Counterparty Risk - Schedule of Total Credit Risk Exposures (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 332,756	$ 270,482
Derivative and Repo Style Transactions [member]
Disclosure of credit risk exposure [line items]
Credit exposure exclusions at default based on Basel III classifications	$ 8,137	$ 7,086
Other sector [member]
Disclosure of credit risk exposure [line items]
Credit exposure ratio	2.00%	2.00%